Stockholders' Equity - Summary of Weighted Average Assumptions Used to Estimate Fair Value of Stock Option (Detail) (Successor [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (in years)	3 years	4 years 6 months	4 years
Risk-free interest rate	0.40%	1.80%	0.70%
Expected volatility	75.00%	75.00%	75.00%
Estimated marketability discount	15.00%	30.00%	30.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value at grant date	$ 4.69	$ 3.96	$ 3.24